EARNINGS PER SHARE ('EPS") (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings per Share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator for EPS:
Net income	$4,841	$2,865	$12,096	$7,592
Denominator for EPS:
Weighted average shares outstanding – basic	12,911,050	10,609,867	11,776,747	10,462,012
Dilutive shares	167,417	219,882	127,297	593,251
Weighted average shares outstanding – diluted	13,078,467	10,829,749	11,904,044	11,055,263
EPS:
Basic	$0.37	$0.27	$1.03	$0.73
Diluted	$0.37	$0.26	$1.02	$0.69